Janus Henderson Emerging Markets Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Common Stocks – 98.3%
Automobiles – 4.4%
BYD Co Ltd	24,500	$835,409
Eicher Motors Ltd	8,258	465,132
		1,300,541
Banks – 12.3%
Bank Mandiri Persero Tbk PT	925,400	325,870
Erste Group Bank AG	10,593	654,403
Grupo Financiero Banorte SAB de CV	42,138	270,789
Hana Financial Group Inc	10,230	391,282
HDFC Bank Ltd	49,438	1,022,673
KB Financial Group Inc	6,894	391,087
Powszechna Kasa Oszczednosci Bank Polski SA	19,284	279,159
Vietnam Technological & Commercial Joint Stock Bank	313,800	303,802
		3,639,065
Beverages – 0.9%
Becle SAB de CV	242,436	272,471
Biotechnology – 1.5%
Legend Biotech Corp (ADR)*	4,486	145,974
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd*	6,200	130,369
Zai Lab Ltd*	59,100	156,481
		432,824
Communications Equipment – 2.4%
Accton Technology Corp	30,000	704,478
Consumer Finance – 1.8%
Shriram Transport Finance Co Ltd	15,571	523,777
Containers & Packaging – 1.3%
EPL Ltd	129,752	391,599
Electrical Equipment – 3.2%
Contemporary Amperex Technology Co Ltd - Class A	26,513	959,181
Electronic Equipment, Instruments & Components – 5.6%
Chroma ATE Inc	26,000	322,053
Delta Electronics Inc	29,000	377,636
E Ink Holdings Inc	39,000	321,368
Park Systems Corp*	2,476	355,711
Sinbon Electronics Co Ltd	34,000	271,016
		1,647,784
Entertainment – 1.0%
Sea Ltd (ADR)*	2,818	298,990
Food & Staples Retailing – 2.8%
Dino Polska SAž,*	5,275	498,009
Wal-Mart de Mexico SAB de CV	125,803	331,234
		829,243
Hotels, Restaurants & Leisure – 8.4%
Devyani International Ltd*	87,550	185,901
H World Group Ltd	188,200	625,092
Talabat Holding PLC*	1,261,091	480,769
Trip.com Group Ltd*	10,400	717,053
Yum China Holdings Inc	10,024	483,269
		2,492,084
Information Technology Services – 1.9%
Globant SA*	2,546	545,913
Insurance – 4.5%
AIA Group Ltd	113,200	818,907
HDFC Life Insurance Co Ltdž	69,718	502,190
		1,321,097
Interactive Media & Services – 9.6%
NAVER Corp*	5,446	735,420
Tencent Holdings Ltd	20,300	1,084,893
Tencent Holdings Ltd (ADR)	13,729	730,108
VTEX - Class A*	46,419	273,408
		2,823,829
Metals & Mining – 4.0%
Anglo American PLC	11,735	347,626
Freeport-McMoRan Inc	6,823	259,820

	Shares	Value
Common Stocks – (continued)
Metals & Mining – (continued)
Ivanhoe Mines Ltd*	17,825	$211,573
Vale SA (ADR)	40,207	356,636
		1,175,655
Multiline Retail – 3.9%
Allegro.eu SAž,*	70,227	460,429
MercadoLibre Inc*	233	396,202
Vipshop Holdings Ltd (ADR)	22,906	308,544
		1,165,175
Pharmaceuticals – 0.6%
Structure Therapeutics Inc (ADR)*	6,944	188,321
Real Estate Management & Development – 0.7%
Macrotech Developers Ltdž	12,159	197,340
Road & Rail – 3.2%
Full Truck Alliance Co (ADR)	88,222	954,562
Semiconductor & Semiconductor Equipment – 14.7%
Alchip Technologies Ltd	4,000	398,075
ASM Pacific Technology Ltd	43,200	417,313
Taiwan Semiconductor Manufacturing Co Ltd	103,000	3,363,671
Techwing Inc*	6,959	176,253
		4,355,312
Specialty Retail – 1.1%
Ace Hardware Indonesia Tbk PT	6,776,300	329,728
Technology Hardware, Storage & Peripherals – 4.2%
Samsung Electronics Co Ltd	34,249	1,236,292
Textiles, Apparel & Luxury Goods – 0.6%
Raymond Lifestyle Ltd*	7,583	186,783
Transportation Infrastructure – 1.0%
International Container Terminal Services Inc	45,480	303,396
Wireless Telecommunication Services – 2.7%
Bharti Airtel Ltd	43,178	799,843
Total Common Stocks (cost $25,758,581)		29,075,283
Private Placements – 0.2%
Health Care Providers & Services – 0.2%
API Holdings Private Ltd*,¢,§ (cost $550,876)	758,340	43,937
Investment Companies – 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $514,291)	514,188	514,291
Total Investments (total cost $26,823,748) – 100.2%		29,633,511
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(51,440)
Net Assets – 100%		$29,582,071

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
China	$6,984,961	23.6%
Taiwan	6,057,287	20.4
India	4,319,175	14.6
South Korea	3,286,045	11.1
United States	1,654,319	5.6
Poland	1,237,597	4.2
Hong Kong	1,236,220	4.2
Mexico	874,494	3.0
Indonesia	655,598	2.2
Austria	654,403	2.2
Brazil	630,044	2.1
United Arab Emirates	480,769	1.6
Argentina	396,202	1.3
United Kingdom	347,626	1.2
Vietnam	303,802	1.0
Philippines	303,396	1.0
Canada	211,573	0.7
Total	$29,633,511	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$-	$4,208,093	$(3,693,802)	$-	$-	$514,291	514,188	$2,976

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $1,657,968, which represents 5.6% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2024 is $43,937, which represents 0.2% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$550,876	$43,937	0.2%
The Fund has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Banks	$270,789	$3,368,276	$-
Beverages	272,471	-	-
Biotechnology	145,974	286,850	-
Entertainment	298,990	-	-
Food & Staples Retailing	331,234	498,009	-
Information Technology Services	545,913	-	-
Interactive Media & Services	1,003,516	1,820,313	-
Metals & Mining	828,029	347,626	-
Multiline Retail	704,746	460,429	-
Pharmaceuticals	188,321	-	-
Road & Rail	954,562	-	-
All Other	-	16,749,235	-
Private Placements	-	-	43,937
Investment Companies	-	514,291	-
Total Assets	$5,544,545	$24,045,029	$43,937

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70216 02-25